Schedule of disaggregation of revenue from contracts with customers (Details) - USD ($)	5 Months Ended	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
IfrsStatementLineItems [Line Items]
Revenue from contracts with customers	$ 25,852,647	$ 25,852,647
Goods or services transferred at point in time [member]
IfrsStatementLineItems [Line Items]
Revenue from contracts with customers		10,786,799
Goods or services transferred over time [member]
IfrsStatementLineItems [Line Items]
Revenue from contracts with customers		15,065,848
Sale of equipment [member]
IfrsStatementLineItems [Line Items]
Revenue from contracts with customers		10,073,165
Software licences and subscriptions [member]
IfrsStatementLineItems [Line Items]
Revenue from contracts with customers		269,316
Annual maintenance and warranty support [member]
IfrsStatementLineItems [Line Items]
Revenue from contracts with customers		5,461,976
Managed, professional and workforce services [Member]
IfrsStatementLineItems [Line Items]
Revenue from contracts with customers		9,603,872
Telecommunications connection services [Member]
IfrsStatementLineItems [Line Items]
Revenue from contracts with customers		$ 444,318